GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2016
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GAMING SUBCONCESSION, NET
6.	GAMING SUBCONCESSION, NET

	December 31,
	2016	2015
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(586,680)	(529,443)

Gaming subconcession, net	$313,320	$370,557

The Group expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2017 through 2021, and approximately $27,135 in 2022.